Note 09 - General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses [Abstract]
IT costs		€ 4,814	€ 3,822	€ 3,816
Occupancy, furniture and equipment expenses		1,720	1,723	1,849
Regulatory, Tax and Insurance	[1]	1,413	1,545	1,489
Professional service fees		1,324	1,530	1,750
Banking and transaction charges		786	753	744
Communication and data services		619	636	686
Travel expenses	[2]	256	288	334
Marketing expenses	[2]	251	299	329
Other expenses	[2],[3]	1,071	690	975
Total general and administrative expenses		€ 12,253	€ 11,286	€ 11,973

[1]	Includes bank levy of EUR622million in 2019, EUR690million in 2018 and EUR596million in 2017.
[2]	Prior year numbers have been restated to reflect the shift of representation expenses from travel expenses to marketing and other expenses.
[3]	Includes litigation related expenses of EUR473million in 2019, EUR88million in 2018 and EUR213million in 2017. See Note 27 Provisions, for more detail on litigation.